Deposits (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Time deposits, $100,000 or more	$ 128,185	$ 106,574
Time deposits, $250,000 or more	38,575	23,970
Brokered deposits	$ 29,738	$ 22,073